Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

Intangible assets, consists of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
At cost:
Trademark	26,718	26,956	4,230
Patent	33	122	19
Copyright	97	140	22
Software	6,804	6,995	1,098
License acquired	207,835	207,600	32,577
Total	241,487	241,813	37,946
Less: accumulated depreciation	(1,853)	(5,943)	(933)
Intangible assets, net	239,634	235,870	37,013

For the years ended December 31, 2019, 2020 and 2021, amortization expense was RMB26, RMB1,749 and RMB 4,090 (US$642), respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization	Amortization
Twelve months ending December 31,	RMB	USD
2022	4,112	645
2023	4,033	633
2024	4,033	633
2025	3,501	549
2026	2,763	434
Thereafter	9,828	1,542
Total	28,270	4,436